Segments - Schedule of Sales Attributed to Geographical Areas Based on Location of Sales and Long-lived Assets Attributed to Geographical Areas Based on Asset Location (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, Percentage	6.00%	4.00%	4.00%
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, Percentage	43.00%	44.00%	45.00%
Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets, Percentage	13.00%	13.00%	13.00%
Customer Concentration Risk [Member] | China [Member] | Sales Revenue, Net [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers, Percentage	8.00%	8.00%	8.00%
Customer Concentration Risk [Member] | Germany [Member] | Sales Revenue, Net [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers, Percentage	12.00%	11.00%	10.00%
Customer Concentration Risk [Member] | Hong Kong [Member] | Sales Revenue, Net [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers, Percentage	11.00%	10.00%	9.00%